Other Subsequent Events (Details)											3 Months Ended	12 Months Ended
	Feb. 26, 2025 CAD ($) $ / shares shares	Feb. 26, 2025 USD ($) shares	Oct. 16, 2024 shares $ / shares	Jun. 24, 2024 CAD ($) $ / shares shares	May 22, 2024 shares $ / shares	May 10, 2024 shares $ / shares	Jan. 28, 2024 shares $ / shares	Dec. 27, 2023 CAD ($) $ / shares shares	Oct. 10, 2023 CAD ($) $ / shares shares	May 24, 2023 CAD ($) $ / shares shares	Mar. 31, 2025 shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) shares	Mar. 25, 2025 $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Transaction costs | $												$ 1,192,000	$ 4,142,000
Private placement
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds | $				$ 22,750,000				$ 10,734,000	$ 4,541,000	$ 73,537,000			88,812,000
Number of common shares issued				3,418,702						10,005,000
Share price | $ / shares				$ 6.6545						$ 7.35
Transaction costs | $													$ 4,142,000
National flow through shares
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued								366,248	249,409
Share price | $ / shares								$ 7.865	$ 9.44
Performance share units
Disclosure of non-adjusting events after reporting period [line items]
Issued/granted (in shares)												147,000	770,000
Stock options
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted												3,175,093	485,151
Maximum term of options												5 years
Number Of Common Share Per Unit						1
Stock options | Consultant
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted							200,000
Maximum term of options							5 years
Vesting period							24 months
Vesting percentage							0.25%
Number Of Common Share Per Unit							1
Exercise price of outstanding share options | $ / shares							$ 5.71
Stock options | Directors, Officers, Employees and Consultants
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted							822,093
Maximum term of options							5 years
Vesting period							36 months
Vesting percentage							0.33%
Number Of Common Share Per Unit							1
Exercise price of outstanding share options | $ / shares							$ 5.71
Stock options | Employee
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted			75,000		60,000	90,000
Maximum term of options			5 years		5 years	5 years
Vesting period			36 months		36 months	36 months
Vesting percentage			0.33%		0.33%	0.33%
Number Of Common Share Per Unit			1		1
Exercise price of outstanding share options | $ / shares			$ 13		$ 6.48	$ 6.75
RSUs
Disclosure of non-adjusting events after reporting period [line items]
Issued/granted (in shares)												533,852	607,750
RSUs | Officer
Disclosure of non-adjusting events after reporting period [line items]
Issued/granted (in shares)							199,912
RSUs | Directors, Officers, Employees and Consultants
Disclosure of non-adjusting events after reporting period [line items]
Issued/granted (in shares)							323,940
Vesting period							36 months
Vesting percentage							0.33%
RSUs | Employee
Disclosure of non-adjusting events after reporting period [line items]
Issued/granted (in shares)						10,000
Vesting period						36 months
Vesting percentage						0.33%
DSUs
Disclosure of non-adjusting events after reporting period [line items]
Issued/granted (in shares)												163,980	86,257
DSUs | Directors, Officers, Employees and Consultants
Disclosure of non-adjusting events after reporting period [line items]
Issued/granted (in shares)							105,080
Non-brokered private placement
Disclosure of non-adjusting events after reporting period [line items]
Transaction costs | $	$ 4,800,000
Non-brokered private placement | Private placement
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds	$ 88,347,000	$ 50,000,000
Number of common shares issued	3,290,000	3,290,000
Share price | $ / shares	$ 14.7
Non-brokered private placement | National flow through shares
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued	2,230,000	2,230,000
Share price | $ / shares	$ 17.93
Major share based payments | Performance share units | Directors, Officers, Employees and Consultants
Disclosure of non-adjusting events after reporting period [line items]
Issued/granted (in shares)											1,200,000
Vesting period											3 years
Major share based payments | Stock options | Directors, Officers, Employees and Consultants
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted											927,325
Maximum term of options											5 years
Number Of Common Share Per Unit														1
Exercise price of outstanding share options | $ / shares														$ 14.65
Major share based payments | RSUs | Directors, Officers, Employees and Consultants
Disclosure of non-adjusting events after reporting period [line items]
Issued/granted (in shares)											316,600
Major share based payments | DSUs | Directors, Officers, Employees and Consultants
Disclosure of non-adjusting events after reporting period [line items]
Issued/granted (in shares)											37,884